REINSURANCE AGREEMENTS - SCHEDULE OF EFFECT OF REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects of Reinsurance [Line Items]
Direct premiums	$ 780.9	$ 759.0	$ 719.1
Considerations for supplementary contracts	5.3	5.6	4.4
Reinsurance assumed	1.7	1.2	2.4
Premiums and annuity considerations	653.3	633.5	591.4
Protective
Effects of Reinsurance [Line Items]
Reinsurance ceded	(65.0)	(70.0)	(76.1)
Reserve balance	1,188.9	1,247.0	1,314.0
Other
Effects of Reinsurance [Line Items]
Reinsurance ceded	(69.6)	(62.3)	(58.4)
Reserve balance	240.8	$ 267.6	$ 282.1
Northern Trust | Protective
Effects of Reinsurance [Line Items]
Reserve balance	$ 1,155.5